Basis of preparation	6 Months Ended
Jun. 30, 2023
Basis Of Preparation [Abstract]
Basis of preparation
Valneva SE (“the Company”) is domiciled in Saint-Herblain, France. The unaudited interim condensed consolidated financial statements as at and for the six months ended June 30, 2023 comprise the Company together with its subsidiaries (the “Group” or “Valneva”). The Group is focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs.
5.1 Basis of preparation
The unaudited interim condensed consolidated financial statements as at June 30, 2023 and for the six months ended June 30, 2023 and June 30, 2022, have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and issued by the IASB authorizing the presentation of selected explanatory notes. In consequence, these consolidated financial statements must be read in conjunction with the consolidated annual financial statements for the year ended December 31, 2022.
The unaudited interim condensed consolidated financial statements of the Company were approved by the Supervisory Board on September 20, 2023.
The accounting policies adopted in the preparation of the unaudited interim consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022.
Although it is difficult to predict future liquidity requirements, the Group considers that the existing cash and cash equivalents as at June 30, 2023 will be sufficient to fund the operations for at least the 12 months from the date of authorization for issuance of these consolidated financial statements.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
In general, revenues have fluctuated in the past and the Company expects that they will continue to do so over different reporting periods in the future.
Standards, amendments to existing standards and interpretations issued by IASB and adopted by the European Union whose application has been mandatory since January 1, 2023
A few amended standards became applicable for the current reporting period:
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
•IFRS 17 Insurance Contracts
•Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
•Definition of Accounting Estimates – Amendments to IAS 8
The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory
No standards or interpretations were early adopted unless their application is mandatory in 2023. These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions.
Group Structure
There have been no changes to the group structure as of June 30, 2023.
Significant events of the period and significant agreements
Divestment of CTM Unit in Solna, Sweden
Valneva decided to divest its Clinical Trial Manufacturing (CTM) unit in Solna. The Company completed a business transfer agreement with NorthX Biologics, an established contract development and manufacturing organization (CDMO), with over 30 years of Good Manufacturing Practices (GMP) production experience. Their ownership of the unit took effect on July 1, 2023. The deal comprised Valneva’s CTM production equipment and approximately 30 staff members in Sweden, including current Valneva Sweden Site Head. The business will continue utilizing the existing premises in Solna. Valneva Sweden will sub-lease the premises to NorthX Biologics and provide services in Facility Management, Engineering and Warehousing. The CTM unit is presented as of June 30, 2023 as a disposal group held for sale (see Note 5.10).
Key sources of estimation uncertainty
No additional key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year have been added to those reported as of December 31, 2022.